BASIS OF PRESENTATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
BASIS OF PRESENTATION AND NATURE OF BUSINESS
NOTE 1 – BASIS OF PRESENTATION AND NATURE OF BUSINESS

Nature of Business: Teletouch Communications, Inc. was incorporated under the laws of the State of Delaware on July 19, 1994 and its corporate headquarters are in Fort Worth, Texas. References to Teletouch or the Company as used throughout this document mean Teletouch Communications, Inc. or Teletouch Communications, Inc. and its subsidiaries, as the context requires.

For over 47 years, Teletouch together with its predecessors has offered a comprehensive suite of telecommunications products and services including cellular, two-way radio, GPS-telemetry, wireless messaging and public safety equipment. As of August 31, 2011, the Company operated 20 retail and agent locations in Texas.  Locations include both “Teletouch” and “Hawk Electronics” branded in-line and free-standing stores and service centers. The Teletouch branded locations offer primarily the Company’s two-way radio products and services as well as public safety equipment to state, city and local entities as well as commercial businesses. Teletouch’s wholly-owned subsidiary, Progressive Concepts, Inc. (“PCI”) is a Master Distributor and Authorized Provider of cellular voice, data and entertainment services though AT&T Mobility (“AT&T”) to consumers, businesses and government agencies and markets these services under the Hawk Electronics brand name. For over 27 years, PCI has offered various communication services on a direct bill basis and today services approximately 45,000 cellular subscribers. PCI sells consumer electronics products and cellular services through its stores, its own network of Hawk-branded sub-agents stores, its own direct sales force and on the Internet at various sites, including its primary consumer-facing sites: www.hawkelectronics.com, www.hawkwireless.com and www.hawkexpress.com. The Company handles all aspects of the wireless customer relationship, including:

•	Initiating and maintaining all subscribers’ cellular, two-way radio and other service agreements;
•	Determining credit scoring standards and underwriting new account acquisitions;
•	Handling all billing, collections, and related credit risk through its own proprietary billing systems;
•	Providing all facets of real-time customer support, using a proprietary, fully integrated Customer Relationship Management (CRM) system through its own 24x7x365 capable call centers and the Internet.

In addition, PCI operates a national wholesale distribution business, “PCI Wholesale,” which serves major carrier agents, rural cellular carriers, smaller consumer electronics and automotive retailers and auto dealers throughout the country and internationally, with ongoing product and sales support through its direct sales representatives, call center, and the Internet through www.pciwholesale.com and www.pcidropship.com, among other sites. Teletouch also sells public safety equipment and services under the brand “Teletouch PSE” (Public Safety Equipment), through direct sales and distribution including the United States General Services Administration (“GSA”), BuyBoard (a State of Texas website operated by the Local Government Purchasing Cooperative), and a Texas Multiple Award Schedule (“TXMAS”) facility also run by the State of Texas, which allows products to be sold to all State agencies and authorized local public entities.

Basis of Presentation: The consolidated financial statements include the consolidated accounts of Teletouch Communications, Inc. and our wholly-owned subsidiaries (collectively, the “Company” or “Teletouch”). Teletouch Communications, Inc. owns all of the shares of Progressive Concepts, Inc., a Texas corporation (“PCI”), Teletouch Licenses, Inc., a Delaware corporation (“TLI”), Visao Systems, Inc., a Delaware corporation (“Visao”) and TLL Georgia, Inc., a Delaware corporation (“TLLG”). PCI is the primary operating business of Teletouch. TLI is a company formed for the express purpose of licensing from the FCC the radio frequencies utilized by Teletouch to operate its two-way radio network. Visao is a company formed to develop and distribute the Company’s telemetry products, which as of the date of this Report are no longer being sold.  Currently Visao is maintained as a shell company with no operations. TLLG was formed for the express purpose of entering into an asset purchase agreement with Preferred Networks, Inc. in May 2004 and ceased operations following the sale of the Company’s paging business in August 2006.  TLLG is currently a shell company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Financial Condition and Going Concern Discussion: As of August 31, 2011, the Company had $2,701,000 cash on hand, a working capital deficit of approximately $7,472,000 and a shareholders’ deficit of approximately $11,280,000.  Included in this working capital deficit are certain current debt obligations of $4,369,000.  Additionally, and not recorded as a liability, the Company estimates that interest and fees due on its debt obligations for the next year will be approximately $1,846,000, of which approximately $1,721,000 is payable to Thermo Credit, LLC (“Thermo”) the Company’s senior lender.  During fiscal year 2011 and through the date of this Report, Thermo has been unable to advance funds to the Company in part due to the Company’s deficient borrowing base due to the losses in its cellular business and due to certain restrictions imposed on Thermo by its lenders that together has limited its ability to advance funds to the Company as it has done in the past.  The Company’s outstanding balance on the senior Thermo revolving credit facility totaled approximately $11,209,000 at August 31, 2011 with approximately $2,907,000, including estimated interest, becoming due in the next twelve months. Thermo has worked with the Company in the past on certain defaults and payment extensions and through 2010 was the primary source of working capital needed by the Company from time to time.  Discussions are ongoing with Thermo about modifying the current note to provide for certain payment extensions and additional availability but as of the date of this Report no agreement has been reached. The Company can provide no assurance that it will get relief from its lenders on any of its current debt service obligations.  Additionally, as a result of the Company’s recent operating performance and related liquidity issues, certain trade credit terms that the Company has relied upon for purchases of products and services to support its ongoing business have been reduced and new trade credit terms are becoming more difficult to secure.

The Company reported an operating loss during fiscal year 2011 and in the first quarter of fiscal 2012 reported herein and does not expect a significant improvement in its operating results for the remainder of fiscal year 2012 without either a favorable outcome from its ongoing litigation against AT&T or a significant increase in revenues and margins from its wholesale or two-way radio business units beyond levels that were achieved in prior fiscal years, or the completion of an acquisition during the fiscal year that is accretive to earnings.  As prior reported, since the launch of the iPhone by AT&T in June 2007, the Company has experienced higher than normal cellular subscriber attrition.  Although the iPhone is offered to customers by AT&T and others, AT&T continues to deny PCI the approval to sell, activate or service the iPhone for PCI customers.  In late September 2009, the Company commenced an arbitration proceeding against AT&T seeking monetary damages for PCI’s related subscriber losses and other related damages but to date this matter has not concluded.  Through a mandated and then a subsequent voluntary mediation session in May and October 2011, respectively the parties have reached a general agreement and settlement framework and as of the date of this Report, expect to complete final settlement documents and agreements in the second quarter of fiscal year 2012. Since September 2009 and through August 31, 2011, the Company has incurred approximately $1,909,000 in total legal and professional fees on this matter, with related legal expenses for first quarter of fiscal year 2012 of approximately $167,000.  While the Company is currently in settlement discussions with AT&T, it cannot predict when or if the terms of the final settlement will be ultimately and finally agreed upon.  If the Company ceases settlement discussions and resumes the arbitration, it is unable to predict when a final hearing date will be scheduled although such date would be expected to be approximately 45-60 days following the termination of such settlement discussions.  During the previous two fiscal years and continuing into fiscal year 2012, the Company has focused on reducing costs to align with its declining cellular revenues, but certain of its costs are relatively fixed and deemed necessary to maintain its other operations and meet the requirements of being a public company.  The Company reviews its staffing levels on a quarterly basis and continues to seek ways to consolidate and automate necessary functions in order to control personnel costs.  The Company believes that its efforts to reduce its operating expenses have been successful to date and is concerned that further substantial reductions in these expenses would accelerate its cellular revenue losses. As a result, most of the Company’s current efforts are focused on finalizing its dispute with AT&T with the expectation of receiving certain cash and in-kind payments for damages, negotiating extensions on current debt obligations, seeking additional sources of revenue from its other business units and completing a significant acquisition.  There is no assurance the dispute with AT&T can be resolved in the near future and if not resolved that the Company will receive any award of monetary damages.  No assurance can be provided that the Company will be able to increase revenues in its other business units during fiscal year 2012 to sufficient levels to offset the margin impact of the expected loss of its cellular revenues assuming its relationship with AT&T remains unchanged. Likewise, there is no assurance the Company’s current acquisition efforts will result in a successful transaction.

The Company is continuing to negotiate with its lenders and other creditors for payment extensions at least through the conclusion of the arbitration against AT&T, so that it can preserve a sufficient amount of cash to continue its operations and fund the remainder of the litigation.  Additionally, the Company has had to delay payment of AT&T’s revenue share portion of the monthly cellular billings to preserve cash and continue to fund operations. The Company continues to seek additional debt and equity financing to ensure it is able to meet its remaining trade and debt obligations as well as provide sufficient working capital to continue and grow its operations. If it is unsuccessful in its efforts to secure the payment extensions it is seeking or it is unable to secure additional financing and the Company’s current debt obligations are accelerated, the Company would likely be unable to meet its obligations and might be forced to seek protection from its creditors.

As a result of the above conditions and in accordance with generally accepted accounting principles in the United States, there exists substantial doubt about the Company’s ability to continue as a going concern.

Change of Ownership and Voting Control of Teletouch: Since November 2005, the majority of Teletouch’s outstanding common stock has been owned and controlled by TLL Partners, LLC, a Delaware limited liability company (“TLLP”), controlled by Robert McMurrey, the Company’s Chairman and Chief Executive Officer.  In August 2006, immediately prior to Teletouch’s acquisition of Progressive Concepts, Inc. (“PCI”), TLLP assumed the senior debt obligations of PCI and settled the subordinated debt obligations of PCI by issuing 4,350,000 shares of its holdings of Teletouch’s common stock and converted the balance  of the subordinated debt into redeemable Series A preferred units of TLLP.  To secure the senior debt obligation, TLLP pledged all of its then held assets, which consisted primarily of its holding of approximately 80% of the outstanding common stock of Teletouch as of August 2006. TLLP is a holding company with no operations with a minimal amount of cash on hand and is dependent upon selling a sufficient number of shares it owns in Teletouch common stock or upon the cash flows of Teletouch through the receipt of future cash dividends to service its outstanding debt obligations. When the senior debt originally matured in August 11, 2007, TLLP did not have sufficient cash or other means to repay this debt and was successful in negotiating an initial extension of the maturity date through October 11, 2007. Subsequent extensions were granted by the senior debt holder to TLLP extending the maturity date through January 31, 2011.   In February 2011, TLLP negotiated a settlement of its senior debt obligations which required a series of payments beginning February 2011 and continuing through August 19, 2011, the amended maturity date.  In addition to the cash payments and as part of the settlement agreement, TLLP was obligated to transfer 2,000,000 shares of its holdings of Teletouch’s common stock to the senior lender at the maturity date.  TLLP began selling shares of its holdings of Teletouch’s common stock in February 2011 to raise the funds to make these payments on its senior debt obligation.

Beginning in February 2011 and continuing through June 2011, TLLP completed sixteen (16) privately negotiated transactions and sold a total of 8,499,001 shares of its holdings of Teletouch’s common stock, which is approximately 17.4% of the Company’s outstanding common stock at June 13, 2011.  Following these sales transactions, TLLP continued to own 30,650,999 shares of our common stock, or 62.9% of the Company’s outstanding stock.

On August 11, 2011, TLLP entered into a binding agreement titled “Heads of Terms” (the “Binding Agreement”) and certain related agreements with its Series A Preferred unit holders, Stratford Capital Partners, LP (“Stratford”) and Retail & Restaurant Growth Capital, LP (“RRGC”) (together, Stratford and RRGC are hereafter referred to as the “Transferees”), whereby, TLLP was required on or before August 17, 2011  to exchange 25,000,000 shares of its holdings of the Company’s common stock (the “New Shares”) to settle in full TLLP’s approximately $18,200,000 redemption obligation on its outstanding Series A Preferred Units (the “Preferred Units”) and for additional cash consideration totaling $3,750,000 from the Transferees (the “Exchange”).  Based on the approximately $21,950,000 consideration exchanged by Transferees, TLLP realized approximately $0.88 per share in value for the shares of the Company’s common stock transferred in the Exchange. As a result of the Exchange, Stratford and RRGC received 15,000,000 shares and 10,000,000 shares, respectively, of the Company’s common stock in exchange for their respective share of the cash consideration and their respective holdings of the outstanding Preferred Units. The Exchange closed on August 17, 2011 and resulted in the cancellation of the Series A Preferred units.  As contemplated by the Binding Agreement, at closing the parties entered into various agreements related to the Exchanged Shares including (1) a registration rights agreement providing for the registration of the Exchanged Shares, (2) a put and call option and transfer restriction agreement whereby TLLP would have the right to call from Stratford and RRGC the Exchanged Shares for a fifteen month period for a call price of $1.00 per share, Stratford and RRGC would have the rights to put their Exchanged Shares to TLLP for  30 day period at the end of the call option period for a put price of $1.00 per share, and Stratford and RRCG would agree not to transfer the Exchanged Shares for a period of seven months after the date of the Exchange, (3) a voting agreement whereby Stratford and RRGC agreed to vote their Exchanged Shares in proportion to the votes of the other shareholders of Teletouch during the call option period, (4) a pledge and security agreement whereby TLLP pledged all of its remaining shares of Teletouch’s common stock to Stratford and RRGC as security for their put rights, (5) a mutual release of claims between various parties to the Exchange and (6) certain other ancillary documents.  Following the Exchange, Stratford owns 17,610,000 shares of Teletouch’s common stock (36.1% of outstanding shares as of the date of this Report), RRGC owns 11,740,000 shares (24.1%) and TLLP owns 3,650,999 shares (7.5%).  The result of the Exchange was a change in control of the voting of common stock at Teletouch on August 17, 2011, whereby TLLP no longer controls the outcome of matters voted on by the shareholders.

TLLP’s management has communicated to the Company that additional sales of its holdings of the Company’s common stock are likely to fund the ongoing operating expenses of TLLP and that it will actively be seeking financing to exercise some or all of its call option during the call option period.  TLLP further communicated to the Company that there can be no assurance that TLLP will be successful in its efforts to secure the financing necessary to exercise the call option and purchase the Exchanged Shares and regain voting control at the Company; nor can there be any assurance that Stratford and RRGC will not transfer some or all of the shares following the initial seven month transfer restriction period, or through the total fifteen month term, which in turn, could affect TLLP’s ability to exercise the call option, in part or in whole. During the call option period, Stratford and RRCG have agreed to vote in proportion to the other shareholders, which could result in different outcomes on matters previously determined by the majority shareholder of TLLP.

NOTE 1 – BASIS OF PRESENTATION AND NATURE OF BUSINESS

Nature of Business: Teletouch Communications, Inc. was incorporated under the laws of the State of Delaware on July 19, 1994 and its corporate headquarters are in Fort Worth, Texas. References to Teletouch or the Company as used throughout this document mean Teletouch Communications, Inc. or Teletouch Communications, Inc. and its subsidiaries, as the context requires.

For over 47 years, Teletouch together with its predecessors has offered a comprehensive suite of telecommunications products and services including cellular, two-way radio, GPS-telemetry, wireless messaging and public safety equipment. As of May 31, 2011, the Company operated 20 retail and agent locations in Texas.  Locations include both “Teletouch” and “Hawk Electronics” branded in-line and free-standing stores and service centers. The Teletouch branded locations offer primarily the Company’s two-way radio products and services as well as public safety equipment to state, city and local entities as well as commercial businesses. Teletouch’s wholly-owned subsidiary, Progressive Concepts, Inc. (“PCI”) is a Master Distributor and Authorized Provider of cellular voice, data and entertainment services though AT&T Mobility (“AT&T”) to consumers, businesses and government agencies and markets these services under the Hawk Electronics brand name. For over 27 years, PCI has offered various communication services on a direct bill basis and today services approximately 47,000 cellular subscribers. PCI sells consumer electronics products and cellular services through its stores, its own network of Hawk-branded sub-agents stores, its own direct sales force and on the Internet at various sites, including its primary consumer-facing sites: www.hawkelectronics.com, www.hawkwireless.com and www.hawkexpress.com. The Company handles all aspects of the wireless customer relationship, including:

•     Initiating and maintaining all subscribers’ cellular, two-way radio and other service agreements;
•     Determining credit scoring standards and underwriting new account acquisitions;
•     Handling all billing, collections, and related credit risk through its own proprietary billing systems;
•	Providing all facets of real-time customer support, using a proprietary, fully integrated Customer Relationship Management (CRM) system through its own 24x7x365 capable call centers and the Internet.

In addition, PCI operates a national wholesale distribution business, “PCI Wholesale,” which serves major carrier agents, rural cellular carriers, smaller consumer electronics and automotive retailers and auto dealers throughout the country and internationally, with ongoing product and sales support through its direct sales representatives, call center, and the Internet through www.pciwholesale.com and www.pcidropship.com, among other sites. Teletouch also sells public safety equipment and services under the brand “Teletouch PSE” (Public Safety Equipment), through direct sales and distribution including the United States General Services Administration (“GSA”), BuyBoard (a State of Texas website operated by the Local Government Purchasing Cooperative), and a Texas multiple awards contract (“TXMAS”) facility also run by the State of Texas, which allows products to be sold to all State agencies and authorized local public entities.

Basis of Presentation: The consolidated financial statements include the consolidated accounts of Teletouch Communications, Inc. and our wholly-owned subsidiaries (collectively, the “Company” or “Teletouch”). Teletouch Communications, Inc. owns all of the shares of Progressive Concepts, Inc., a Texas corporation (“PCI”), Teletouch Licenses, Inc., a Delaware corporation (“TLI”), Visao Systems, Inc., a Delaware corporation (“Visao”) and TLL Georgia, Inc., a Delaware corporation (“TLLG”). PCI is the primary operating business of Teletouch. TLI is a company formed for the express purpose of owning all of the FCC licenses utilized by Teletouch to operate its two-way radio network. Visao is a company formed to develop and distribute the Company’s telemetry products, which as of the date of this Report are no longer being sold.  Currently Visao is maintained as a shell company with no operations. TLLG was formed for the express purpose of entering into an asset purchase agreement with Preferred Networks, Inc. in May 2004 and ceased operations following the sale of the Company’s paging business in August 2006.  TLLG is currently a shell company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Financial Condition and Going Concern Discussion: As of May 31, 2011, the Company has $2,239,000 cash on hand, working capital deficit of approximately $7,002,000 and a shareholders’ deficit of approximately $10,759,000.  Included in this working capital deficit are certain current debt obligations of $4,439,000.  Additionally, and not recorded as a liability, the Company estimates that interest and fees due on its debt obligations for the next year will be approximately $1,926,000, of which approximately $1,748,000 is payable to Thermo Credit, LLC (“Thermo”) the Company’s senior lender.  During fiscal year 2011, Thermo  has been unable to advance funds to the Company in part due to the Company’s deficient and deteriorating borrowing base due to the losses in its cellular business and due to certain restrictions imposed on Thermo  that has limited its ability to advance funds to the Company as it has done in the past.  The Company’s outstanding balance on the senior Thermo revolving credit facility totaled approximately $11,330,000 at May 31, 2011 with approximately $2,897,000, including estimated interest, due in the subsequent 12 months. Thermo has worked with the Company in the past on certain defaults and payment extensions and through 2010 was the primary source of working capital needed by the Company from time to time.  Discussions are ongoing with Thermo about modifying the note to provide for certain payment extensions and additional availability but as of the date of this Report no agreement has been reached. The Company can provide no assurance that it will get any relief from its lenders on any of its current debt service obligations.  Additionally, as a result of its operating performance and liquidity issues during fiscal year 2011, certain trade credit terms that the Company has relied upon to for purchases of products and services to support its ongoing business have been reduced and new trade credit terms are becoming more difficult to secure.

The Company reported an operating loss during fiscal year 2011 and does not expect a significant improvement in its operating results in the next fiscal year without either a favorable outcome from its ongoing litigation against AT&T or a significant increase in revenues and margins from its wholesale or two- way radio business units beyond levels that were able to be achieved in prior fiscal years.  Since June 2007, the Company has experienced higher than normal cellular subscriber attrition due primarily to the launch of the iPhone.  Although the iPhone is offered to customers by AT&T, PCI has been denied the approval to sell or activate the iPhone for customers by AT&T.  In September 2009, the Company commenced and arbitration proceeding against AT&T seeking monetary damages but to date this matter has not concluded.  During fiscal year 2011, the Company incurred approximately $1,390,000 in legal and professional fees on this matter.  The Company is currently in settlement discussions with AT&T but cannot predict if the terms of the settlement can be agreed upon through the discussions.  If the Company ceases settlement discussions and resumes the arbitration, it is unable to predict when a final hearing date will be scheduled due to the numerous delays over the past couple of years or if the outcome of the hearing would be favorable to the Company. During fiscal year 2010 and continuing into fiscal year 2011, the Company has been focused on reducing costs to align with its declining cellular revenues, but certain of its costs are relatively fixed and deemed necessary to maintain its other operations and meet the requirements of being a public company.  The Company reviews its staffing levels on a quarterly basis and continues to seek ways to consolidate and automate necessary functions in order to control personnel costs.  The Company believes that its efforts to reduce it operating expenses have been successful to date and is concerned that further reductions in these expenses would accelerate its cellular revenue losses so most of the current efforts are focused on finalizing its dispute with AT&T with the hope of receiving a cash payment for its damages, negotiating extensions on its current debt obligations and seeking additional sources of revenue from its other business units.  There is no assurance the dispute with AT&T can be resolved in the near future nor that if resolved, the Company will receive any award of monetary damages.  No assurance can be provided that the Company will be able to increase revenues in its other business units during fiscal year 2012 to sufficient levels to offset the margin impact of the expected loss of its cellular revenues assuming its relationship with AT&T remains unchanged.

The Company is continuing to negotiate with its lenders and other creditors for payment extensions at least through the conclusion of the arbitration against AT&T so that it can preserve a sufficient amount of cash to continue its operations and fund the remainder of the litigation.  The Company is also continuing to seek additional debt and equity financing to ensure it is able to meet its remaining trade and debt obligations as well as provide sufficient working capital to continue and grow its operations. If it is unsuccessful in its efforts to secure the payment extensions it is seeking or it is unable to secure additional financing and the Company’s current debt obligations are accelerated, the Company would likely be unable to meet its obligations and might be forced to seek protection from its creditors.

As a result of the above conditions and in accordance with generally accepted accounting principles in the United States, there exists substantial doubt about the Company’s ability to continue as a going concern.